Fair Value Measurement - Non-recurring Basis (Details) - USD ($)	6 Months Ended		9 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Reconciliation of the fair value measurements using significant unobservable inputs
Impairment charge	$ 66,600,000		$ 102,600,000
Impairment charge of goodwill recognized			0	$ 0
Non-recurring
Reconciliation of the fair value measurements using significant unobservable inputs
Impairment charge of goodwill recognized	0	$ 0	0	0
Significant Unobservable Inputs (Level 3) | Non-recurring
Reconciliation of the fair value measurements using significant unobservable inputs
Impairment charge	$ 66,600,000	$ 2,500,000	$ 102,600,000	$ 64,700,000